Other Disclosures - Contingent liabilities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Contingent liabilities
Cost of the Aditech Pharma AG agreement (as percent of Non-refundable fee)	2.00%	2.00%
Grant received for product development	€ 3.8	$ 4.7
Aditech
Contingent liabilities
Cost of the Aditech Pharma AG agreement		$ 25.0